PROVISIONS, CONTINGENT LIABILITIES AND CONTINGENT ASSETS (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Provision at beginning	R$ 978.0	R$ 919.7
Effect of changes in foreign exchange rates	14.8	(45.4)
Additions	652.6	696.9
Provisions used	(373.1)	(382.9)
Provisions reversed	(160.5)	(210.3)
Provision at ending	1,111.8	978.0
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Provision at beginning	282.3	247.1
Effect of changes in foreign exchange rates
Additions	148.6	135.7
Provisions used	(33.6)	(27.3)
Provisions reversed	(71.4)	(73.2)
Provision at ending	325.9	282.3
Provisions For Labor [Member]
IfrsStatementLineItems [Line Items]
Provision at beginning	149.9	132.1
Effect of changes in foreign exchange rates	1.3	(2.8)
Additions	294.7	247.8
Provisions used	(205.8)	(181.7)
Provisions reversed	(45.0)	(45.5)
Provision at ending	195.1	149.9
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Provision at beginning	340.2	335.9
Effect of changes in foreign exchange rates	0.3	(35.8)
Additions	144.8	234.5
Provisions used	(89.9)	(121.9)
Provisions reversed	(23.4)	(72.5)
Provision at ending	372.0	340.2
Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Provision at beginning	202.3	192.8
Effect of changes in foreign exchange rates	12.5	(6.3)
Additions	39.8	75.7
Provisions used	(19.7)	(40.8)
Provisions reversed	(20.7)	(19.1)
Provision at ending	214.2	202.3
Restructuring provision [member]
IfrsStatementLineItems [Line Items]
Provision at beginning	3.3	11.8
Effect of changes in foreign exchange rates	0.7	(0.5)
Additions	24.7	3.2
Provisions used	(24.1)	(11.2)
Provisions reversed
Provision at ending	R$ 4.6	R$ 3.3